Cover	Apr. 10, 2026
Cover [Abstract]
Entity Registrant Name	Jubilant Flame International, LTD
Entity Central Index Key	0001517389
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 10, 2026
Entity File Number	333-173456
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	Room 508
Entity Address Address Line 2	T1N Vi Park
Entity Address Address Line 3	360 Xin Long Road
Entity Address City Or Town	Shanghai
Entity Address Postal Zip Code	201101
City Area Code	86
Local Phone Number	21 64748888
Entity Tax Identification Number	27-2775885
Entity Address Country	CN
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false